Revenue	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss in the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	(EUR’000)		(EUR’000)
Revenue
Sale of commercial products	31,389	35,895	97,888	67,446
Rendering of services	3,740	10,909	8,364	12,079
Sale of clinical supply	—	—	1	254
Licenses	869	589	25,639	1,203
Total revenue	35,998	47,393	131,892	80,982
Attributable to
Commercial customers	31,389	35,895	97,888	67,446
Collaboration partners and license agreements	4,609	11,498	34,004	13,536
Total revenue	35,998	47,393	131,892	80,982
Specified by timing of recognition
Recognized over time	3,740	10,909	8,364	12,079
Recognized at a point in time	32,258	36,484	123,528	68,903
Total revenue	35,998	47,393	131,892	80,982
Specified per geographical area
Europe	5,082	—	6,649	—
North America	29,394	46,758	122,075	79,828
Asia	1,522	635	3,168	1,154
Total revenue	35,998	47,393	131,892	80,982

Commercial Customers

Revenue to commercial customers primarily relates to sale of SKYTROFA® (lonapegsomatropin-tcgd), primarily in the U.S. market, which is sold to specialty pharmacies and specialty distributors. In addition, the Company began shipping SKYTROFA to customers in Germany in September 2023. In November 2023, TransCon PTH received regulatory approval in the EU and European Economic Area countries and is marketed as YORVIPATH® (palopegteriparatide). In August 2024, TransCon PTH received regulatory approval in the U.S. and will be marketed in the U.S. as YORVIPATH. The Company began shipping YORVIPATH to customers in Europe in the first quarter of 2024.

For the three and six months ended June 30, 2024 and 2023, four commercial customers, each represented more than 10% of sales to commercial customers.

Collaboration Partners and License Agreements

Revenue attributable to collaboration partners and license agreements relates to Eyconis, Teijin Limited and VISEN Pharmaceuticals. Under the collaboration agreements, we provide various research and development services which are invoiced to collaboration partners. Revenue for these activities is presented as part of “Rendering of services.” Employment costs related to these activities are presented as Research and Development Costs in the consolidated statement of profit or loss.

Eyconis, Inc.

On January 29, 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, Inc., a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital.

The Company has granted Eyconis exclusive rights to develop and commercialize TransCon ophthalmology products globally and received, as consideration, an equity position in the newly formed company. In addition, the Company is eligible to receive development, regulatory, and sales milestone payments, plus single digit royalties on global net sales of commercialized products, if any.

The Company is expected to provide various research and development services, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

For the six months ended June 30, 2024, revenue from “Licenses” of €25.6 million relates to non-cash upfront payment through an equity position in Eyconis, which is allocated to transfer of the Company’s intellectual property (“IP”) adjusted for internal profit. Internal profit relates to the Company’s share of the non-cash upfront payment which is recognized as part of “Investment in associates” and recognized as revenue from “Licenses” as the IP is amortized in the associate.

For the six months ended June 30, 2024, no revenue from royalties or milestones has been recognized under the Eyconis agreement.

Teijin Limited

On November 29, 2023, the Company entered into an exclusive license agreement with Teijin Limited (the “Teijin Agreement”) for the further development and commercialization of TransCon hGH, TransCon PTH, and TransCon CNP for endocrinology rare disease (the “Licensed Products”) in Japan. Under the terms of the Teijin Agreement, the Company received an upfront payment of $70 million, with additional development and regulatory milestones of up to $175 million and commercial milestones. In addition, the Company is eligible to receive royalties on net sales of the Licensed Products in Japan, of up to mid-20’s percent.

Further, the Company will provide clinical and commercial supply, and development services for joint activities, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

At June 30, 2024, none of the Licensed Products have received marketing authorization in Japan. The Licensed Products are patent protected, where future activities do not affect their existing stand-alone functionalities. Accordingly, all three licenses have been classified as “right-to-use” licenses, with revenue recognized at a point in time, where the licensee is granted access to the IP.

Development and regulatory milestones of up to $175 million are recognized as revenue when the milestone criteria specific to the Licensed Product are met. Royalty and commercial milestone income is recognized as revenue when the subsequent product sales occur.

For the six months ended June 30, 2024, no revenue from royalties or milestones has been recognized under the Teijin Agreement.

VISEN Pharmaceuticals

Revenue from collaboration partners and license agreements also includes license income, rendering of services and sale of clinical supply under three licenses agreements with VISEN Pharmaceuticals, which were entered into in 2018.